Annual Operating Expenses {- Fidelity Managed Retirement 2025 Fund} - 07.31 Fidelity Managed Retirement Funds AI Combo PRO-17 - Fidelity Managed Retirement 2025 Fund	Sep. 29, 2022
Fidelity Advisor Managed Retirement 2025 Fund-Class A
Operating Expenses:
Management fee	0.48%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none
Total annual operating expenses	0.73%
Fidelity Advisor Managed Retirement 2025 Fund-Class I
Operating Expenses:
Management fee	0.48%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.48%